Share-based Compensation - RSU activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based Compensation
Beginning Balance	30,993,124	8,586	0
Beginning Balance	$ 17.20	$ 17.25	$ 0
Granted (in Shares)	46,992,750	36,199,400	8,586
Granted	$ 15.53	$ 17.13	$ 17.25
Vested (in Shares)	(12,646,762)	(127,062)
Vested	$ 15.56	$ 18.76
Forfeited (in shares)	(3,584,600)	(5,087,800)
Forfeited	$ 15.79	$ 16.74
Ending Balance	61,754,512	30,993,124	8,586	0
Ending Balance	$ 16.34	$ 17.20	$ 17.25	$ 0
Weighted Average Grant Date Fair Value
Weighted Average Remaining Contractual Life	9 years 1 month 20 days	9 years 2 months 15 days	9 years 6 months	0 years